UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2012            (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.9%

Consumer Discretionary - 15.0%
AMC Networks, Inc., Class A*	900	$40,167
AutoNation, Inc.*,1	1,400	48,034
Carter’s, Inc.*	1,700	84,609
Dana Holding Corp.	1,500	23,250
Dillard’s, Inc., Class A	1,000	63,020
Dollar Tree, Inc.*	600	56,694
Expedia, Inc.	3,000	100,320
Foot Locker, Inc.	2,300	71,415
Fossil, Inc.*	600	79,188
GameStop Corp.[1]	3,000	65,520
Gannett Co., Inc.	4,000	61,320
Garmin, Ltd.	2,300	107,985
H&R Block, Inc.	4,500	74,115
HSN, Inc.	1,500	57,045
Interpublic Group of Cos., Inc., The	3,700	42,217
ITT Educational Services, Inc.*,1	1,000	66,140
PetSmart, Inc.	4,500	257,490
Polaris Industries, Inc.	3,200	230,880
PVH Corp.	1,550	138,462
Tempur-Pedic International, Inc.*	1,500	126,645
Tractor Supply Co.	1,100	99,616
TRW Automotive Holdings Corp.*	1,100	51,095
Weight Watchers International, Inc.	1,183	91,316
Wyndham Worldwide Corp.	1,800	83,718
Total Consumer Discretionary		2,120,261

Consumer Staples - 4.5%
Church & Dwight Co., Inc.	1,700	83,623
Constellation Brands, Inc., Class A*	1,000	23,590
Corn Products International, Inc.	1,100	63,415
Dean Foods Co.*	7,300	88,403
Herbalife, Ltd.	1,200	82,584
Hormel Foods Corp.	3,300	97,416
Monster Beverage Corp.*	2,450	152,121
Smithfield Foods, Inc.*	2,100	46,263
Total Consumer Staples		637,415

Energy - 5.1%
CVR Energy, Inc.*	1,900	50,825
Energy XXI Bermuda, Ltd.*	1,600	57,776
Forest Oil Corp.*	3,800	46,056
Helix Energy Solutions Group, Inc.*	7,700	137,060
Nabors Industries, Ltd.*	2,000	34,980
Rosetta Resources, Inc.*	2,000	97,520

	Shares	Value
SEACOR Holdings, Inc.*	1,300	$124,514
Tesoro Corp.*	2,100	56,364
Tidewater, Inc.	600	32,412
Unit Corp.*	2,000	85,520
Total Energy		723,027

Financials - 20.2%
American Campus Communities, Inc.	3,500	156,520
American Capital Agency Corp.	3,500	103,390
Arch Capital Group, Ltd.*	2,000	74,480
Associated Banc-Corp	4,200	58,632
Assurant, Inc.	4,000	162,000
Camden Property Trust	1,000	65,750
Cathay General Bancorp	5,100	90,270
CBL & Associates Properties, Inc.	3,600	68,112
Chimera Investment Corp.	22,300	63,109
Commerce Bancshares, Inc.	2,257	91,454
CommonWealth REIT	4,600	85,652
Credit Acceptance Corp.*	700	70,707
East West Bancorp, Inc.	4,600	106,214
Eaton Vance Corp.	1,600	45,728
Entertainment Properties Trust	2,600	120,588
Federal Realty Investment Trust	550	53,235
First American Financial Corp.	6,300	104,769
Highwoods Properties, Inc.	1,800	59,976
Hospitality Properties Trust	4,500	119,115
International Bancshares Corp.	1,900	40,185
Janus Capital Group, Inc.	7,900	70,389
National Retail Properties, Inc.	9,600	261,024
Old Republic International Corp.	9,600	101,280
Omega Healthcare Investors, Inc.	1,700	36,142
Post Properties, Inc.	1,800	84,348
ProAssurance Corp.	1,950	171,815
Raymond James Financial, Inc.	1,000	36,530
SVB Financial Group*	2,800	180,152
Tanger Factory Outlet Centers	2,500	74,325
Torchmark Corp.	1,400	69,790
Webster Financial Corp.	1,400	31,738
Total Financials		2,857,419

Health Care - 9.8%
AMERIGROUP Corp.*	2,000	134,560
Charles River Laboratories International, Inc.*	3,400	122,706
Community Health Systems, Inc.*	3,000	66,720
Cooper Cos., Inc., The	2,300	187,933
Health Net, Inc.*	5,200	206,544

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 9.8% (continued)
Hill-Rom Holdings, Inc.	1,100	$36,751
Medicis Pharmaceutical Corp., Class A	1,100	41,349
Myriad Genetics, Inc.*	1,300	30,758
Omnicare, Inc.	1,500	53,355
PerkinElmer, Inc.	2,900	80,214
Regeneron Pharmaceuticals, Inc.*	300	34,986
ResMed, Inc.*	3,500	108,185
United Therapeutics Corp.*	3,700	174,381
Viropharma, Inc.*	1,700	51,119
WellCare Health Plans, Inc.*	900	64,692
Total Health Care		1,394,253

Industrials - 16.5%
Acuity Brands, Inc.	1,000	62,829
Alaska Air Group, Inc.*	3,000	107,459
Chicago Bridge & Iron Co., NV	2,000	86,380
Cintas Corp.	2,500	97,800
Granite Construction, Inc.	5,400	155,196
Hexcel Corp.*	1,600	38,416
Hubbell, Inc., Class B	3,100	243,598
Huntington Ingalls Industries, Inc.*	1,500	60,360
Kennametal, Inc.	6,000	267,180
Kirby Corp.*	1,800	118,422
Landstar System, Inc.	4,200	242,424
Lincoln Electric Holdings, Inc.	4,000	181,280
Manpower, Inc.	2,200	104,214
Rollins, Inc.	3,600	76,608
Sauer-Danfoss, Inc.	2,800	131,600
Shaw Group Inc., The*	2,600	82,446
Teledyne Technologies, Inc.*	400	25,220
Thomas & Betts Corp.*	600	43,146
Timken Co.	2,200	111,628
TransDigm Group, Inc.*	450	52,092
URS Corp.	1,200	51,024
Total Industrials		2,339,322

Information Technology - 16.2%
Advanced Micro Devices, Inc.*	11,300	90,625
Alliance Data Systems Corp.*	2,200	277,112
Anixter International, Inc.*	1,400	101,542
Avnet, Inc.*	1,100	40,029
Booz Allen Hamilton Holding Corp.	2,700	45,981
Cadence Design Systems, Inc.*	20,500	242,720
Convergys Corp.*	16,200	216,270
IAC/InterActiveCorp	2,500	122,725
Integrated Device Technology, Inc.*	3,300	23,595

	Shares	Value
Jabil Circuit, Inc.	2,900	$72,848
Jack Henry & Associates, Inc.	2,200	75,064
JDS Uniphase Corp.*	1,500	21,735
LSI Corp.*	18,000	156,240
Mentor Graphics Corp.*	5,900	87,674
MICROS Systems, Inc.*	1,600	88,464
NCR Corp.*	2,700	58,617
NeuStar, Inc., Class A*	2,800	104,300
Plantronics, Inc.	1,800	72,468
Silicon Laboratories, Inc.*	1,000	43,000
Tech Data Corp.*	900	48,834
Teradyne, Inc.*	3,600	60,804
TIBCO Software, Inc.*	4,100	125,050
Ubiquiti Networks, Inc.*,1	3,800	120,194
Total Information Technology		2,295,891

Materials - 5.6%
Ashland, Inc.	1,600	97,696
Cabot Corp.	1,300	55,484
Coeur d’Alene Mines Corp.*	1,600	37,984
Cytec Industries, Inc.	2,600	158,054
Domtar Corp.	2,325	221,759
United States Steel Corp.[1]	1,800	52,866
Worthington Industries, Inc.	8,600	164,948
Total Materials		788,791

Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	1,739	40,258
tw telecom, inc.*	3,000	66,480
Total Telecommunication Services		106,738

Utilities - 5.3%
Cleco Corp.	3,700	146,705
IDACORP, Inc.	2,600	106,912
NiSource, Inc.	7,800	189,930
PNM Resources, Inc.	8,000	146,400
Questar Corp.	3,900	75,114
Vectren Corp.	2,900	84,274
Total Utilities		749,335

Total Common Stocks (cost $12,038,531)		14,012,452

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.5%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	248,525	$248,525
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	98,320	98,320

Total Other Investment Companies (cost $346,845)		346,845

Value
Total Investments - 101.4% (cost $12,385,376)	$14,359,297

Other Assets, less Liabilities - (1.4)%	(194,069)

Net Assets - 100.0%	$14,165,228

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 58.8%

Consumer Discretionary - 6.6%
CBS Corp., Class B	6,950	$235,675
Coach, Inc.	2,300	177,744
Dillard’s, Inc., Class A	2,000	126,040
Garmin, Ltd.	1,600	75,120
Genuine Parts Co.	700	43,925
ITT Educational Services, Inc.*,1	900	59,526
Macy’s, Inc.	7,150	284,070
Polaris Industries, Inc.	3,600	259,740
Ross Stores, Inc.	3,400	197,540
Starbucks Corp.	3,600	201,204
Time Warner, Inc.	5,000	188,750
TJX Cos., Inc.	1,800	71,478
TRW Automotive Holdings Corp.*	4,550	211,348
Viacom, Inc., Class B	3,850	182,721
Total Consumer Discretionary		2,314,881

Consumer Staples - 5.7%
Coca-Cola Enterprises, Inc.	5,500	157,300
Colgate-Palmolive Co.	1,250	122,225
Constellation Brands, Inc., Class A*	8,500	200,515
Costco Wholesale Corp.	1,850	167,980
Dean Foods Co.*	9,600	116,256
Herbalife, Ltd.	4,050	278,721
Hormel Foods Corp.	5,900	174,168
Kroger Co., The	8,750	212,013
Lorillard, Inc.	800	103,584
Mead Johnson Nutrition Co.	1,850	152,588
Philip Morris International, Inc.	3,600	318,996
Total Consumer Staples		2,004,346

Energy - 6.0%
Chevron Corp.	3,725	399,469
ConocoPhillips	5,100	387,651
EOG Resources, Inc.	1,500	166,650
Exxon Mobil Corp.	4,545	394,188
Helmerich & Payne, Inc.	3,200	172,640
National Oilwell Varco, Inc.	2,550	202,649
Plains Exploration & Production Co.*	2,300	98,095
Tesoro Corp.*	4,700	126,148
Valero Energy Corp.	5,300	136,581
Total Energy		2,084,071

Financials - 9.0%
ACE, Ltd.	2,800	204,960
American Capital Agency Corp.	4,600	135,884

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.0% (continued)
Bank of America Corp.	19,300	$184,701
BB&T Corp.	7,000	219,730
Berkshire Hathaway, Inc., Class B*	1,800	146,069
Discover Financial Services	7,600	253,384
Interactive Brokers Group, Inc., Class A	7,200	122,400
JPMorgan Chase & Co.	8,648	397,635
Protective Life Corp.	8,800	260,656
Public Storage	2,000	276,340
Simon Property Group, Inc.	1,675	244,014
SLM Corp.	8,800	138,688
Torchmark Corp.	3,100	154,535
US Bancorp	6,700	212,256
Wells Fargo & Co.	6,000	204,840
Total Financials		3,156,092

Health Care - 6.8%
Abbott Laboratories	5,500	337,095
Aetna, Inc.	2,500	125,400
Alexion Pharmaceuticals, Inc.*	1,100	102,146
Amgen, Inc.	1,153	78,391
Bristol-Myers Squibb Co.	7,000	236,250
Humana, Inc.	1,975	182,648
Johnson & Johnson	6,750	445,230
Medco Health Solutions, Inc.*	1,400	98,420
PerkinElmer, Inc.	5,800	160,428
Pfizer, Inc.	19,957	452,226
United Therapeutics Corp.*	3,800	179,094
Total Health Care		2,397,328

Industrials - 5.8%
Caterpillar, Inc.	3,075	327,548
Cummins, Inc.	1,600	192,064
Fluor Corp.	1,800	108,072
General Electric Co.	14,550	292,019
Norfolk Southern Corp.	2,800	184,324
Northrop Grumman Corp.	3,200	195,456
Shaw Group Inc., The*	2,100	66,591
United Parcel Service, Inc., Class B	1,825	147,314
United Technologies Corp.	2,400	199,056
WW Grainger, Inc.	1,560	335,104
Total Industrials		2,047,548

Information Technology - 12.7%
Accenture PLC, Class A	4,800	309,599
Apple, Inc.*	1,290	773,315
Automatic Data Processing, Inc.	3,325	183,507
Cadence Design Systems, Inc.*	16,400	194,176

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.7% (continued)
Cisco Systems, Inc.	4,700	$99,405
Dell, Inc.*	7,250	120,350
F5 Networks, Inc.*	1,075	145,082
Google, Inc., Class A*	290	185,960
IAC/InterActiveCorp	3,100	152,179
Intel Corp.	7,400	208,014
International Business Machines Corp.	2,100	438,165
Intuit, Inc.	2,500	150,325
Jabil Circuit, Inc.	3,700	92,944
LSI Corp.*	12,800	111,104
Microsoft Corp.	8,350	269,288
Oracle Corp.	2,825	82,377
QUALCOMM, Inc.	4,600	312,892
Visa, Inc., Class A	2,975	351,050
Western Digital Corp.*	2,300	95,197
Xilinx, Inc.	4,200	153,006
Total Information Technology		4,427,935

Materials - 2.4%
CF Industries Holdings, Inc.	1,170	213,701
Domtar Corp.	1,725	164,531
Nucor Corp.	5,100	219,045
PPG Industries, Inc.	2,425	232,315
Total Materials		829,592

Telecommunication Services - 1.5%
Telephone & Data Systems, Inc.	2,182	50,513
Verizon Communications, Inc.	12,100	462,583
Total Telecommunication Services		513,096

Utilities - 2.3%
Ameren Corp.	6,050	197,109
Consolidated Edison, Inc.	3,200	186,944
Duke Energy Corp.	11,300	237,413
NiSource, Inc.	7,850	191,148
Total Utilities		812,614

Total Common Stocks (cost $17,350,132)		20,587,503

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 2.1%

Financials - 0.2%
American Express Co., 7.250%, 05/20/14	$40,000	$45,055
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	10,000	11,982
JPMorgan Chase & Co., 6.000%, 01/15/18	15,000	17,374
Total Financials		74,411

Industrials - 1.4%
Altria Group, Inc., 9.700%, 11/10/18	18,000	24,490
AT&T, Inc., 5.100%, 09/15/14	70,000	77,095
Coca-Cola Refreshments USA, Inc., 7.375%, 03/03/14	40,000	45,023
ConocoPhillips, 4.600%, 01/15/15	15,000	16,551
EI du Pont de Nemours & Co., 5.000%, 01/15/13	6,000	6,208
Honeywell International, Inc., 4.250%, 03/01/13	45,000	46,589
International Business Machines Corp., 5.600%, 11/30/39	15,000	18,421
Kellogg Co., Series B, 7.450%, 04/01/31	15,000	19,720
McDonald’s Corp.,
Series MTN, 4.300%, 03/01/13	35,000	36,161
Series MTN, 6.300%, 10/15/37	15,000	20,082
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,633
Pfizer, Inc., 6.200%, 03/15/19	20,000	25,065
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	26,117
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	37,059
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	26,424
Wyeth LLC, 5.500%, 03/15/13	35,000	36,696
Total Industrials		498,334

Utilities - 0.5%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	15,000	20,375
Dominion Resources, Inc., 4.450%, 03/15/21	10,000	11,053
Duke Energy Corp., 3.550%, 09/15/21	20,000	20,694
Florida Power & Light Co., 4.850%, 02/01/13	40,000	41,410
Georgia Power Co., 5.400%, 06/01/40	15,000	17,226
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,482
4.875%, 01/15/15	40,000	44,029
Total Utilities		176,269

Total Corporate Bonds and Notes (cost $694,254)		749,014

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 37.2%

Federal Home Loan Banks - 3.2%
FHLB,
5.000%, 11/17/17	$565,000	$677,759
5.375%, 05/18/16	385,000	455,446

Total Federal Home Loan Banks		1,133,205

Federal Home Loan Mortgage Corporation - 7.6%
FHLMC,
2.500%, 05/27/16	460,000	489,074
3.500%, 03/01/42	225,000	230,839
3.750%, 03/27/19	520,000	584,387
4.500%, 11/01/24 to 11/01/39	667,944	709,039
4.750%, 11/17/15	115,000	131,453
5.000%, 12/01/20	40,169	43,401
5.500%, 04/01/38	205,216	223,332
6.000%, 01/01/38 to 06/01/38	220,028	243,299

Total Federal Home Loan Mortgage Corporation		2,654,824

Federal National Mortgage Association - 14.0%
FNMA,
2.500%, 04/01/22	425,000	439,193
3.500%, 09/01/25 to 04/01/42	397,729	414,720
4.000%, 08/01/19 to 12/01/41	949,416	1,001,365
4.500%, 11/01/19 to 05/01/41	650,443	693,431
5.000%, 05/11/17 to 08/01/41	1,018,476	1,136,424
5.375%, 07/15/16 to 06/12/17	560,000	670,834
5.500%, 02/01/22 to 06/01/38	324,264	354,348
6.000%, 03/01/37 to 06/01/38	129,823	143,771
6.500%, 03/01/37	36,743	41,280

Total Federal National Mortgage Association		4,895,366

United States Treasury Securities - 12.4%
U.S. Treasury Bonds,
3.125%, 11/15/41	400,000	383,750
3.500%, 02/15/39	790,000	820,860
U.S. Treasury Notes,
0.625%, 07/15/14	350,000	351,750
2.625%, 08/15/20	1,090,000	1,149,354
2.750%, 02/28/18	105,000	113,679
3.125%, 05/15/21	980,000	1,066,822
3.500%, 02/15/18	400,000	449,562
Total United States Treasury Securities		4,335,777

Total U.S. Government and Agency Obligations (cost $12,894,710)		13,019,172

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.6%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	57,499	$57,499
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.12%	835,477	835,477
Total Other Investment Companies (cost $892,976)		892,976
Total Investments - 100.7% (cost $31,832,072)		35,248,665
Other Assets, less Liabilities - (0.7)%		(248,527)
Net Assets - 100.0%		$35,000,138

Managers High Yield Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 1.5%
Alliance Laundry Systems LLC, Term Loan, Class B,
6.250%, 09/30/16 (04/02/12)[4]	$125,088	$125,244
6.750%, 09/30/16 (04/02/12)[4]	7,070	7,079
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.492%, 01/28/18 (04/25/12)[4]	70,221	63,528
Clear Channel Communications, Inc., Term Loan, Class B, 3.894%, 01/29/16 (04/30/12)[4]	60,768	49,427
First Data Corp.,
Extended 2018 Dollar Term Loan, 4.242%, 03/23/18 (04/24/12)[4]	48,028	43,885
Extended Term Loan, 5.242%, 03/30/17 (04/26/12)[4]	3,643	3,491
Texas Competitive Electric Holdings, Extended Term Loan, 4.743%, 10/10/17 (04/10/12)[4]	172,821	96,510
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (06/29/12)[4]	45,000	45,094
Total Bank Loan Obligations (cost $453,201)		434,258

	Shares
Common Stocks - 0.0%
GMX Resources, Inc. (Energy)*	2,156	2,738
Quad/Graphics, Inc. (Industrials)	21	292
Total Common Stocks (cost $2,431)		3,030

	Principal Amount
Corporate Bonds and Notes - 95.0%
Financials - 7.3%
Ally Financial, Inc.,
5.500%, 02/15/17	$15,000	15,034
6.250%, 12/01/17	330,000	341,051
Series 8, 6.750%, 12/01/14	57,000	59,993
Bank of America Corp., Series K, 8.000%, 12/29/49[5]	130,000	133,461
CIT Group, Inc.,
5.250%, 03/15/18	110,000	112,336
7.000%, 05/02/16 (a)	60,000	60,300
7.000%, 05/02/17 (a)	45,000	45,169
Citigroup Capital XXI, 8.300%, 12/21/57[5]	85,000	86,020
CNH Capital LLC, 6.250%, 11/01/16 (a)	30,000	32,321
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	360,000	399,382
International Lease Finance Corp.,
4.875%, 04/01/15	20,000	19,810
5.875%, 04/01/19	20,000	19,356
6.250%, 05/15/19	15,000	14,810
8.250%, 12/15/20	55,000	60,649
8.625%, 09/15/15	90,000	99,338
8.750%, 03/15/17	270,000	301,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 7.3% (continued)
Realogy Corp.,
7.625%, 01/15/20 (a)	$10,000	$10,500
7.875%, 02/15/19 (a)[1]	110,000	110,550
Regions Financial Corp., 5.750%, 06/15/15	90,000	95,175
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	40,000	40,100
Total Financials		2,056,405
Industrials - 85.1%
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)[1]	85,000	87,654
Accellent, Inc.,
8.375%, 02/01/17	80,000	80,798
10.000%, 11/01/17	85,000	69,806
Aircastle, Ltd.,
6.750%, 04/15/17 (a)	30,000	30,000
7.625%, 04/15/20 (a)	10,000	10,000
9.750%, 08/01/18	40,000	44,800
9.750%, 08/01/18 (a)	40,000	44,600
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	170,000	135,148
Aleris International, Inc., 7.625%, 02/15/18	25,000	26,281
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000	123,298
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	100,000	104,000
AMC Entertainment, Inc.,
8.750%, 06/01/19	20,000	21,048
9.750%, 12/01/20	130,000	123,175
American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (a)	20,000	22,450
American Axle & Manufacturing, Inc.,
7.750%, 11/15/19[1]	25,000	26,813
7.875%, 03/01/17	90,000	93,148
American Tire Distributors, Inc., 9.750%, 06/01/17	40,000	43,300
Amkor Technology, Inc., 7.375%, 05/01/18	70,000	75,336
Arch Coal, Inc.,
7.000%, 06/15/19 (a)	35,000	32,463
7.250%, 06/15/21 (a)[1]	50,000	46,375
8.750%, 08/01/16	65,000	68,575
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)[1]	200,000	215,500
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	70,000	73,413
Aspect Software, Inc., 10.625%, 05/15/17	55,000	58,988
Associated Materials LLC, 9.125%, 11/01/17[1]	60,000	58,650
Atkore International, Inc., 9.875%, 01/01/18	90,000	94,725
Atwood Oceanics, Inc., 6.500%, 02/01/20	10,000	10,550
Audatex North America, Inc., 6.750%, 06/15/18 (a)	60,000	63,300
Avaya, Inc.,
7.000%, 04/01/19 (a)	80,000	80,600
9.750%, 11/01/15	20,000	19,800
10.125%, 11/01/15[6]	94,893	94,415

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
8.250%, 01/15/19	$165,000	$172,838
9.625%, 03/15/18	40,000	43,600
Belden, Inc., 9.250%, 06/15/19	75,000	82,875
Berry Petroleum Co., 6.375%, 09/15/22[1]	40,000	41,200
Biomet, Inc., 10.375%, 10/15/17[6]	235,000	254,388
Block Communications, Inc., 7.250%, 02/01/20 (a)	50,000	51,188
Bombardier, Inc., 5.750%, 03/15/22 (a)	40,000	39,100
Bon-Ton Department Stores, Inc., The, 10.250%, 03/15/14[1]	45,000	39,488
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22 (a)	50,000	51,250
8.625%, 10/15/20	70,000	74,725
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	30,000	31,688
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)	141,000	144,525
BWAY Holding Co., 10.000%, 06/15/18	110,000	121,275
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	110,000	120,313
Caesars Entertainment Operating Co., Inc.,
10.000%, 12/15/18	57,000	44,318
11.250%, 06/01/17[4]	310,000	339,450
Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20 (a)	45,000	45,900
Case New Holland, Inc., 7.875%, 12/01/17	85,000	99,238
CCO Holdings LLC / CCO Holdings Capital Corp.,
7.000%, 01/15/19	50,000	53,250
7.250%, 10/30/17	10,000	10,775
7.875%, 04/30/18	200,000	217,000
CDW LLC / CDW Finance Corp.,
8.500%, 04/01/19	40,000	42,700
8.500%, 04/01/19 (a)	60,000	64,050
Central Garden and Pet Co., 8.250%, 03/01/18	140,000	145,075
CenturyLink, Inc., 5.800%, 03/15/22	75,000	73,375
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	50,000	53,938
CEVA Group PLC, 8.375%, 12/01/17 (a)	75,000	74,621
Chesapeake Energy Corp.,
6.625%, 08/15/20	5,000	5,113
6.875%, 08/15/18	55,000	56,925
7.250%, 12/15/18	65,000	69,713
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 07/15/22 (a)	50,000	50,625
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (a)	25,000	24,938
Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	200,000	202,000
CHS/Community Health Systems, Inc.,
8.000%, 11/15/19 (a)[1]	30,000	31,198
8.875%, 07/15/15	29,000	30,088
Cincinnati Bell, Inc., 8.375%, 10/15/20	120,000	120,900

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Cinemark USA, Inc., 7.375%, 06/15/21	$40,000	$43,100
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	100,000	106,000
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	61,950
9.000%, 03/15/19 (a)	80,000	83,100
Clean Harbors, Inc., 7.625%, 08/15/16	56,000	59,220
Clear Channel Communications, Inc., 9.000%, 03/01/21	70,000	63,348
Clear Channel Worldwide Holdings, Inc.,
7.625%, 03/15/20 (a)	50,000	49,175
Series B, 9.250%, 12/15/17	245,000	269,806
Clearwater Paper Corp.,
7.125%, 11/01/18	5,000	5,325
10.625%, 06/15/16	85,000	95,625
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.000%, 12/01/15 (a)	140,000	138,600
14.750%, 12/01/16 (a)	10,000	11,000
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	58,713
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	123,050
Constellation Brands, Inc., 7.250%, 05/15/17	65,000	73,938
Cricket Communications, Inc., 7.750%, 10/15/20	55,000	54,244
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	115,000	122,763
Dana Holding Corp.,
6.500%, 02/15/19	60,000	63,900
6.750%, 02/15/21	15,000	16,050
Del Monte Corp., 7.625%, 02/15/19	205,000	205,000
DISH DBS Corp.,
6.750%, 06/01/21	75,000	81,188
7.125%, 02/01/16	125,000	138,906
7.875%, 09/01/19	225,000	259,875
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	111,375
8.750%, 03/15/18 (a)	30,000	30,450
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000	42,200
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	60,000	62,100
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	161,131
El Paso Corp., 7.250%, 06/01/18	75,000	84,336
Encore Acquisition Co., 9.500%, 05/01/16	10,000	11,050
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	30,000	32,175
Epicor Software Corp., 8.625%, 05/01/19	95,000	97,613
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	105,000	108,150

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
First Data Corp.,
7.375%, 06/15/19 (a)	$30,000	$30,713
8.250%, 01/15/21 (a)	118,000	115,935
8.750%, 01/15/22 (a)[6]	120,000	116,400
8.875%, 08/15/20 (a)	150,000	163,313
12.625%, 01/15/21	190,000	191,425
FMG Resources August 2006 Pty, Ltd.,
6.000%, 04/01/17 (a)[1]	15,000	14,888
6.375%, 02/01/16 (a)	20,000	20,050
6.875%, 02/01/18 (a)	125,000	125,625
6.875%, 04/01/22 (a)	15,000	14,663
8.250%, 11/01/19 (a)	50,000	52,750
Forest Oil Corp., 7.250%, 06/15/19	100,000	98,250
Freescale Semiconductor, Inc.,
8.050%, 02/01/20	50,000	50,500
9.250%, 04/15/18 (a)	155,000	170,500
10.125%, 03/15/18 (a)[1]	15,000	16,800
Fresenius Medical Care US Finance II, Inc.,
5.625%, 07/31/19 (a)	25,000	25,813
5.875%, 01/31/22 (a)	10,000	10,300
GCI, Inc., 8.625%, 11/15/19	90,000	98,438
General Cable Corp., 7.125%, 04/01/17	80,000	82,800
GMX Resources, Inc., 11.000%, 12/01/17 (a)[6]	95,000	80,750
Goodyear Tire & Rubber Co., The,
7.000%, 05/15/22[1]	65,000	63,538
8.250%, 08/15/20[1]	90,000	96,075
8.750%, 08/15/20	10,000	10,900
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	95,000	97,613
Griffon Corp., 7.125%, 04/01/18	80,000	83,100
GWR Operating Partnership LLP, 10.875%, 04/01/17	65,000	71,419
GXS Worldwide, Inc., 9.750%, 06/15/15	65,000	63,538
Gymboree Corp., 9.125%, 12/01/18[1]	110,000	102,025
Hanesbrands, Inc., 6.375%, 12/15/20	50,000	51,625
HCA Holdings, Inc., 7.750%, 05/15/21	250,000	259,688
HCA, Inc.,
7.500%, 02/15/22	365,000	389,638
8.000%, 10/01/18[1]	50,000	54,625
Health Management Associates, Inc.,
6.125%, 04/15/16	115,000	120,894
7.375%, 01/15/20 (a)	55,000	56,375
HealthSouth Corp.,
7.250%, 10/01/18	75,000	80,438
7.750%, 09/15/22	50,000	54,250
Hertz Corp., The, 7.500%, 10/15/18	145,000	154,606

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	$80,000	$83,200
9.000%, 11/15/20	50,000	46,750
Hillman Group, Inc., 10.875%, 06/01/18	75,000	78,938
Hughes Satellite Systems Corp.,
6.500%, 06/15/19	55,000	57,750
7.625%, 06/15/21	25,000	26,938
Huntsman International LLC,
8.625%, 03/15/20	45,000	50,513
8.625%, 03/15/21	25,000	28,188
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	212,000
Ineos Group Holdings, Ltd., 8.500%, 02/15/16 (a)[1]	100,000	95,000
Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (a)	55,000	50,738
Intelsat Jackson Holdings SA,
7.250%, 04/01/19	70,000	73,938
7.250%, 10/15/20	75,000	79,031
11.250%, 06/15/16	115,000	121,325
Intelsat Luxembourg SA,
11.250%, 02/04/17	60,000	62,550
11.500%, 02/04/17[6]	90,000	93,825
11.500%, 02/04/17 (a)[6]	70,000	72,275
Interactive Data Corp., 10.250%, 08/01/18	105,000	119,438
Interline Brands, Inc., 7.000%, 11/15/18	75,000	79,500
inVentiv Health, Inc., 10.000%, 08/15/18 (a)	70,000	63,625
Iron Mountain, Inc., 8.750%, 07/15/18	115,000	119,888
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000	68,575
J. Crew Group, Inc., 8.125%, 03/01/19[1]	105,000	107,363
J.C. Penney Corp., Inc.,
5.750%, 02/15/18	10,000	10,288
7.950%, 04/01/17	75,000	84,000
James River Coal Co., 7.875%, 04/01/19[1]	75,000	51,375
Jarden Corp., 7.500%, 05/01/17	105,000	116,025
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (a)	165,000	173,044
Kodiak Oil & Gas Corp., 8.125%, 12/01/19 (a)	80,000	84,700
Lawson Software, Inc., 9.375%, 04/01/19 (a)	15,000	15,563
Lear Corp., 7.875%, 03/15/18	25,000	27,375
Level 3 Communications, Inc., 11.875%, 02/01/19	55,000	62,975
Level 3 Financing, Inc.,
8.125%, 07/01/19 (a)	90,000	93,150
8.625%, 07/15/20 (a)	50,000	52,625
9.375%, 04/01/19	110,000	120,725
Libbey Glass, Inc., 10.000%, 02/15/15	91,000	97,711
Limited Brands, Inc., 6.625%, 04/01/21	30,000	32,663

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a)	$65,000	$63,131
6.500%, 05/15/19 (a)	20,000	19,700
7.750%, 02/01/21	45,000	46,913
8.625%, 04/15/20	65,000	70,363
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (a)	20,000	20,475
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	125,000	140,000
Manitowoc Co., Inc., The,
8.500%, 11/01/20	70,000	77,350
9.500%, 02/15/18	55,000	61,050
Mantech International Corp., 7.250%, 04/15/18	65,000	69,550
Marina District Finance Co., Inc.,
9.500%, 10/15/15	35,000	32,113
9.875%, 08/15/18[1]	150,000	135,375
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	65,000	52,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18	120,000	126,900
MGM Resorts International,
7.625%, 01/15/17	170,000	176,375
8.625%, 02/01/19 (a)[1]	65,000	70,038
9.000%, 03/15/20	140,000	156,450
11.125%, 11/15/17	20,000	22,725
Michael Foods, Inc., 9.750%, 07/15/18	95,000	104,856
Michaels Stores, Inc.,
7.750%, 11/01/18	135,000	144,450
13.000%, 11/01/16 (b)	50,000	52,875
Mueller Water Products, Inc., 8.750%, 09/01/20	40,000	45,000
Mylan, Inc.,
7.625%, 07/15/17 (a)	25,000	27,625
7.875%, 07/15/20 (a)	90,000	100,800
NewPage Corp., 0.000%, 12/31/14	40,000	27,000
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (a)	75,000	74,625
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	80,813
Noranda Aluminium Acquisition Corp., 4.659%, 05/15/15[6]	142,114	137,851
Novelis, Inc.,
8.375%, 12/15/17	70,000	76,300
8.750%, 12/15/20	25,000	27,500
NXP, B.V. / NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000	187,275
Oasis Petroleum, Inc., 7.250%, 02/01/19	20,000	21,150
Oshkosh Corp.,
8.250%, 03/01/17	80,000	87,200
8.500%, 03/01/20	20,000	21,875
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	73,850
PAETEC Holding Corp., 9.875%, 12/01/18	100,000	113,500

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Peabody Energy Corp.,
6.000%, 11/15/18 (a)	$70,000	$68,950
6.250%, 11/15/21 (a)	30,000	29,550
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	90,000	99,225
Ply Gem Industries, Inc., 8.250%, 02/15/18[1]	90,000	91,013
Polymer Group, Inc., 7.750%, 02/01/19	70,000	74,025
PolyOne Corp., 7.375%, 09/15/20	55,000	58,438
Polypore International, Inc., 7.500%, 11/15/17	85,000	90,100
Quebecor World, Escrow, 0.000%, 08/01/27	165,000	2,063
Radiation Therapy Services, Inc., 9.875%, 04/15/17	90,000	72,675
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	31,575
Range Resources Corp., 5.000%, 08/15/22	15,000	14,831
RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18	125,000	134,688
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000	124,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
8.250%, 02/15/21 (a)	100,000	94,500
9.000%, 04/15/19 (a)	240,000	237,600
9.875%, 08/15/19 (a)	100,000	102,375
Rite Aid Corp.,
7.500%, 03/01/17	55,000	56,375
9.250%, 03/15/20 (a)	30,000	30,375
9.500%, 06/15/17	40,000	40,300
RSC Equipment Rental, Inc./RSC Holdings III LLC,
8.250%, 02/01/21	80,000	85,600
10.250%, 11/15/19	20,000	22,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19 (a)	25,000	26,750
SandRidge Energy, Inc., 8.000%, 06/01/18 (a)	30,000	30,750
SBA Telecommunications, Inc., 8.250%, 08/15/19	70,000	77,525
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000	21,650
Sealed Air Corp.,
8.125%, 09/15/19 (a)	25,000	27,719
8.375%, 09/15/21 (a)	25,000	28,219
Sealy Mattress Co., 8.250%, 06/15/14[1]	190,000	187,150
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	110,000	115,638
Service Corp. International,
7.000%, 06/15/17	60,000	67,350
7.000%, 05/15/19	50,000	54,375
7.500%, 04/01/27	45,000	45,788
ServiceMaster Co., 10.750%, 07/15/15 (a)[5]	35,000	36,882
Simmons Bedding Co., 11.250%, 07/15/15 (a)	210,000	217,615
Sinclair Television Group, Inc.,
8.375%, 10/15/18[1]	25,000	27,125
9.250%, 11/01/17 (a)	90,000	100,575

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Spectrum Brands, Inc.,
6.750%, 03/15/20 (a)	$45,000	$45,619
9.500%, 06/15/18	55,000	62,288
9.500%, 06/15/18 (a)	55,000	62,288
Sprint Capital Corp., 8.750%, 03/15/32	595,000	513,188
Sprint Nextel Corp.,
7.000%, 03/01/20 (a)	30,000	30,525
9.000%, 11/15/18 (a)	170,000	187,000
SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	111,500
Stewart Enterprises, Inc., 6.500%, 04/15/19	45,000	47,138
SunGard Data Systems, Inc.,
7.375%, 11/15/18	80,000	85,400
10.250%, 08/15/15	320,000	334,000
SUPERVALU, Inc., 8.000%, 05/01/16[1]	95,000	99,988
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)[6]	159,291	160,884
Syniverse Holdings, Inc., 9.125%, 01/15/19	40,000	44,300
Tenet Healthcare Corp.,
6.250%, 11/01/18 (a)	50,000	51,750
8.000%, 08/01/20	130,000	134,550
8.875%, 07/01/19	20,000	22,500
9.250%, 02/01/15	95,000	105,925
Terex Corp.,
6.500%, 04/01/20	25,000	25,250
8.000%, 11/15/17	110,000	114,400
Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	80,000	89,000
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	85,000	90,844
UCI International, Inc., 8.625%, 02/15/19	95,000	98,088
United Rentals North America, Inc.,
8.375%, 09/15/20	55,000	57,200
9.250%, 12/15/19	85,000	94,138
United Surgical Partners International, Inc.,
8.875%, 05/01/17	15,000	15,788
9.250%, 05/01/17[6]	145,000	152,975
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	153,750
UR Financing Escrow Corp.,
7.375%, 05/15/20 (a)	10,000	10,250
7.625%, 04/15/22 (a)	25,000	25,750
USPI Finance Corp., 9.000%, 04/01/20 (a)	45,000	46,575
Vail Resorts, Inc., 6.500%, 05/01/19	80,000	84,400
Valeant Pharmaceuticals International,
6.750%, 10/01/17 (a)	65,000	66,138
6.875%, 12/01/18 (a)	150,000	151,875
7.250%, 07/15/22 (a)	125,000	124,375

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Venoco, Inc., 8.875%, 02/15/19	$65,000	$59,800
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	75,000	57,375
Visant Corp., 10.000%, 10/01/17	48,000	45,060
Visteon Corp., 6.750%, 04/15/19	80,000	81,600
Vulcan Materials Co.,
6.500%, 12/01/16	25,000	26,938
7.500%, 06/15/21	65,000	72,313
Wind Acquisition Finance SA, 11.750%, 07/15/17 (a)	100,000	99,000
Windstream Corp.,
7.500%, 04/01/23	100,000	103,500
7.750%, 10/01/21	65,000	69,875
8.125%, 09/01/18	40,000	43,000
WMG Acquisition Corp.,
9.500%, 06/15/16	75,000	82,125
11.500%, 10/01/18 (a)	45,000	48,375
Yankee Candle Co., Inc., Series B, 9.750%, 02/15/17[1]	105,000	109,463
Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	90,000	101,025
Total Industrials		24,101,495

Utilities - 2.6%
AES Corp., The,
8.000%, 10/15/17	30,000	33,938
9.750%, 04/15/16	125,000	146,871
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	50,000	50,875
Calpine Corp.,
7.250%, 10/15/17 (a)	40,000	42,600
7.500%, 02/15/21 (a)	80,000	85,800
7.875%, 07/31/20 (a)	90,000	98,325
Energy Future Holdings Corp., 10.000%, 01/15/20	50,000	54,500
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	81,000	88,695
NRG Energy, Inc.,
7.625%, 01/15/18	95,000	95,713
8.250%, 09/01/20	35,000	34,650
Total Utilities		731,967

Total Corporate Bonds and Notes (cost $26,034,359)		26,889,867

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 8.5%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	1,726,920	$1,726,920
Dreyfus Cash Management Fund,	670,993	670,993
Institutional Class Shares, 0.12%
Total Other Investment Companies (cost $2,397,913)		2,397,913
Total Investments - 105.0% (cost $28,887,904)		29,725,068
Other Assets, less Liabilities - (5.0)%		(1,413,586)
Net Assets - 100.0%		$28,311,482

Managers Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 3.5%
Centex Home Equity, Series 2004-A, Class AF6, 4.270%, 01/25/34[5]		$158,657	$158,294
Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.460%, 11/25/16 (b)		97,322	91,229
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		578,036	605,228
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		184,068	185,311
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		806,535	823,126
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		2,854,171	2,756,129
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19		500,000	550,800
Total Asset-Backed Securities (cost $5,167,204)			5,170,117

		Shares
Common Stocks - 17.1%

Energy - 3.6%
Repsol YPF SA, ADR		92,853	2,319,468
Royal Dutch Shell PLC, ADR		42,903	3,008,787
Total Energy			5,328,255

Health Care - 3.6%
Bristol-Myers Squibb Co.		160,000	5,400,000

Information Technology - 6.2%
Intel Corp.		204,750	5,755,522
Microsoft Corp.		105,934	3,416,372
Total Information Technology			9,171,894

Materials - 1.3%
PPG Industries, Inc.		20,000	1,916,000

Telecommunication Services - 2.4%
Telecom Italia SpA, ADR		25,000	296,750
Telefonica SA, ADR[1]		196,243	3,220,348
Total Telecommunication Services			3,517,098
Total Common Stocks (cost $22,467,796)			25,333,247

		Principal Amount
Corporate Bonds and Notes - 62.8%

Financials - 23.1%
AgriBank FCB, Series AI, 9.125%, 07/15/19		$810,000	1,029,139
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		566,719	612,153
American International Group, Inc.,
EMTN, 5.000%, 04/26/23	GBP	750,000	1,112,505
MTN, 5.450%, 05/18/17		30,000	32,324
Associates Corp. of North America, 6.950%, 11/01/18		650,000	736,698
Bank of America Corp.,
7.625%, 06/01/19		278,000	321,017
MTN, 6.750%, 09/09/13	AUD	1,000,000	1,048,007
Bear Stearns Cos. LLC, The, 4.650%, 07/02/18		480,000	513,562

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 23.1% (continued)
Camden Property Trust, 5.700%, 05/15/17	$255,000	$285,520
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)	910,000	921,607
7.875%, 10/15/19 (a)[7]	700,000	698,286
Citigroup, Inc.,
5.500%, 10/15/14	1,340,000	1,438,552
6.125%, 05/15/18	345,000	387,239
6.125%, 08/25/36	935,000	901,381
Duke Realty, L.P., 5.950%, 02/15/17	35,000	39,156
Equifax, Inc., 7.000%, 07/01/37	228,000	265,079
ERP Operating, L.P.,
5.125%, 03/15/16	15,000	16,449
5.750%, 06/15/17	45,000	51,385
Forethought Financial Group, Inc., 8.625%, 04/15/21 (a)	705,000	697,255
General Electric Capital Corp., MTN, Series A, 0.867%, 05/13/24 (04/16/12)[4]	180,000	143,481
HBOS PLC,
6.000%, 11/01/33 (a)	1,000,000	761,972
GMTN, 6.750%, 05/21/18 (a)	1,955,000	1,837,160
Highwoods Realty, L.P.,
5.850%, 03/15/17	30,000	31,918
7.500%, 04/15/18	350,000	401,986
International Lease Finance Corp.,
6.250%, 05/15/19	1,115,000	1,100,872
8.625%, 09/15/15	10,000	11,038
MTN, 5.650%, 06/01/14	105,000	107,363
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[5]	25,000	15,375
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37	1,800,000	1,718,557
MTN, Series C, 6.050%, 06/01/34	1,100,000	1,004,021
MetLife, Inc., 6.400%, 12/15/36	340,000	334,900
Morgan Stanley,
4.750%, 04/01/14	540,000	549,096
5.500%, 07/24/20	1,800,000	1,759,658
GMTN, 5.500%, 01/26/20	200,000	195,361
MTN, 5.625%, 09/23/19	500,000	494,954
MTN, 5.950%, 12/28/17	200,000	206,167
MTN, 6.625%, 04/01/18	160,000	168,690
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	620,000	660,725
National City Bank of Indiana, 4.250%, 07/01/18	395,000	415,208
Old Republic International Corp., 3.750%, 03/15/18[1,8]	2,745,000	2,720,981
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)	895,000	1,054,638

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 23.1% (continued)
ProLogis, L.P.,
5.625%, 11/15/15	$15,000	$16,349
5.750%, 04/01/16	15,000	16,366
Simon Property Group, L.P.,
5.250%, 12/01/16	25,000	28,302
5.750%, 12/01/15	85,000	95,928
5.875%, 03/01/17	40,000	46,224
6.100%, 05/01/16	100,000	115,132
SLM Corp.,
0.860%, 01/27/14 (04/25/12)[4]	135,000	129,001
8.450%, 06/15/18	845,000	946,400
MTN, Series A, 5.000%, 10/01/13	10,000	10,250
MTN, Series A, 5.375%, 01/15/13	20,000	20,404
Societe Generale SA, 5.200%, 04/15/21 (a)	600,000	577,279
Springleaf Finance Corp.,
MTN, 5.850%, 06/01/13	80,000	74,200
MTN, Series H, 5.375%, 10/01/12	400,000	385,000
MTN, Series I, 5.400%, 12/01/15	20,000	16,650
MTN, Series J, 6.900%, 12/15/17	3,025,000	2,374,625
Standard Chartered Bank, 6.400%, 09/26/17 (a)	100,000	111,442
Standard Chartered PLC, 5.500%, 11/18/14 (a)	750,000	809,797
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)	535,000	619,502
Western Union Co., The, 6.200%, 06/21/40	5,000	5,192
Weyerhaeuser Co.,
6.875%, 12/15/33	660,000	670,899
7.375%, 10/01/19	50,000	57,469
7.375%, 03/15/32	90,000	96,132
Willis North America, Inc., 7.000%, 09/29/19	220,000	254,883
Total Financials		34,278,861

Industrials - 31.1%
Avnet, Inc.,
6.000%, 09/01/15	720,000	796,085
6.625%, 09/15/16	140,000	158,814
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	344,555
CenturyLink, Inc.,
6.450%, 06/15/21	500,000	514,142
Series G, 6.875%, 01/15/28	75,000	70,247
Series P, 7.600%, 09/15/39	635,000	602,322
Chesapeake Energy Corp.,
2.250%, 12/15/38[8]	285,000	231,919
2.500%, 05/15/37[1,8]	120,000	111,150
Chevron Phillips Chemical Co. LLC/LP, 8.250%, 06/15/19 (a)	1,205,000	1,580,374

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 31.1% (continued)
Ciena Corp., 0.875%, 06/15/17[8]	$1,330,000	$1,175,388
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	277,956
Continental Airlines, Inc.,
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	79,356	88,680
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	395,028	428,329
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	90,578	92,027
2010-1 Class B Pass Through Trust, Series B, 6.000%, 01/12/19	2,398,779	2,374,791
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	88,372
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	546,907	557,135
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	314,749	340,716
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,668,400
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	828,452
Embarq Corp., 7.995%, 06/01/36	710,000	719,565
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	72,700
EQT Corp., 6.500%, 04/01/18	1,730,000	1,973,522
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	240,000	275,758
6.700%, 06/01/34 (a)	65,000	70,969
7.000%, 10/15/37 (a)	925,000	1,058,618
Express Scripts Holding Co., 7.250%, 06/15/19	165,000	204,137
Express Scripts, Inc., 6.250%, 06/15/14	305,000	335,471
Ford Motor Co., 4.250%, 11/15/16[8]	3,380,000	5,374,200
GATX Corp., 4.750%, 10/01/12	560,000	569,020
Georgia-Pacific LLC, 7.250%, 06/01/28	70,000	82,597
HCA, Inc., 7.500%, 11/06/33	75,000	70,688
Intel Corp.,
2.950%, 12/15/35[8]	265,000	306,075
3.250%, 08/01/39[8]	1,035,000	1,460,644
Intuit, Inc., 5.750%, 03/15/17	210,000	241,076
J.C. Penney Corp., Inc.,
5.750%, 02/15/18	25,000	25,719
6.375%, 10/15/36	297,000	262,474
7.625%, 03/01/97	25,000	22,625
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	425,000	467,687
5.950%, 02/15/18	1,910,000	2,233,543
Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	165,000	174,900
Kroger Co., The, 7.000%, 05/01/18	460,000	561,564

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 31.1% (continued)
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27		$80,000	$84,746
6.900%, 04/01/29		30,000	35,081
Marks & Spencer PLC, 7.125%, 12/01/37 (a)		300,000	311,051
Masco Corp.,
5.850%, 03/15/17		350,000	359,079
6.500%, 08/15/32		25,000	23,605
7.750%, 08/01/29		350,000	361,867
Medco Health Solutions, Inc., 7.250%, 08/15/13		420,000	450,672
Methanex Corp.,
5.250%, 03/01/22		25,000	25,496
6.000%, 08/15/15		320,000	332,975
Micron Technology, Inc., 1.875%, 06/01/14[8]		20,000	20,425
Missouri Pacific Railroad Co., 5.000%, 01/01/45[7]		200,000	143,438
Nextel Communications, Inc., Series C, 5.950%, 03/15/14		710,000	713,550
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		285,600	291,312
Omnicare, Inc., 3.750%, 12/15/25[1,8]		470,000	685,025
Owens & Minor, Inc., 6.350%, 04/15/16[7]		125,000	135,123
Owens Corning,
6.500%, 12/01/16		210,000	233,540
7.000%, 12/01/36		385,000	411,517
Portugal Telecom International Finance, B.V.,
EMTN, 4.500%, 06/16/25	EUR	500,000	478,467
EMTN, 5.000%, 11/04/19	EUR	300,000	323,119
EMTN, 5.625%, 02/08/16	EUR	100,000	125,060
GMTN, 4.375%, 03/24/17	EUR	100,000	113,995
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000	2,352,668
PulteGroup, Inc.,
6.000%, 02/15/35		1,265,000	993,025
6.375%, 05/15/33		465,000	376,650
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,375,000	1,415,620
Qwest Corp., 6.875%, 09/15/33		20,000	19,900
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	249,170
Rowan Cos., Inc., 7.875%, 08/01/19		300,000	358,567
RR Donnelley & Sons Co., 8.250%, 03/15/19		295,000	295,000
Safeway, Inc., 6.350%, 08/15/17		400,000	465,982
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		480,000	578,753
Sprint Capital Corp.,
6.900%, 05/01/19		15,000	13,050
8.750%, 03/15/32		5,000	4,313
Telecom Italia Capital SA,
6.000%, 09/30/34		630,000	557,550
6.375%, 11/15/33		305,000	276,025
Telefonica Emisiones SAU, 5.877%, 07/15/19		265,000	269,424

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 31.1% (continued)
Time Warner Cable, Inc., 6.750%, 07/01/18		$1,500,000	$1,832,544
Toro Co., The, 6.625%, 05/01/37[7]		365,000	367,516
Verizon New England, Inc., 7.875%, 11/15/29		95,000	116,347
Wyndham Worldwide Corp.,
6.000%, 12/01/16		405,000	451,894
7.375%, 03/01/20		460,000	554,195
Total Industrials			46,100,742

Utilities - 8.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		1,040,000	1,214,199
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18[1]		1,100,000	979,000
Ameren Illinois Co., 6.250%, 04/01/18		1,370,000	1,608,658
Boardwalk Pipelines, L.P., 5.200%, 06/01/18		465,000	495,245
Bruce Mansfield Unit, 6.850%, 06/01/34		312,243	333,710
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		520,000	561,091
Commonwealth Edison Co., 4.700%, 04/15/15		510,000	560,866
EDP Finance, B.V.,
4.900%, 10/01/19 (a)		600,000	492,240
6.000%, 02/02/18 (a)		400,000	353,933
Endesa SA/Cayman Islands, 7.875%, 02/01/27		900,000	1,081,610
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000	257,085
Korea Gas Corp., 6.000%, 07/15/14 (a)		300,000	324,719
Nisource Finance Corp.,
6.400%, 03/15/18		1,645,000	1,929,249
6.800%, 01/15/19		900,000	1,066,905
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000	1,450,052
Total Utilities			12,708,562

Total Corporate Bonds and Notes (cost $85,637,036)			93,088,165

Foreign Government and Agency Obligations - 5.4%
Brazilian Government International Bond, 10.250%, 01/10/28	BRL	750,000	493,030
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	255,000	261,128
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	3,500,000	3,111,641
International Bank for Reconstruction & Development, GDIF, 1.430%, 03/05/14	SGD	1,000,000	804,837
Ireland Government Bond,
4.500%, 10/18/18	EUR	275,000	334,469
4.500%, 04/18/20	EUR	75,000	87,028
5.000%, 10/18/20	EUR	25,000	29,641
5.400%, 03/13/25	EUR	170,000	198,003
Italy Buoni Poliennali Del Tesoro,
5.000%, 08/01/34	EUR	15,000	18,116
5.250%, 11/01/29	EUR	15,000	19,405
5.750%, 02/01/33	EUR	15,000	19,890
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	310,417

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 5.4% (continued)
New South Wales Treasury Corp.,
Series 12, 6.000%, 05/01/12	AUD	1,660,000	$1,722,030
Series 12RG, 6.000%, 05/01/12	AUD	260,000	269,651
Portugal Obrigacoes do Tesouro OT,
3.850%, 04/15/21	EUR	50,000	39,524
4.800%, 06/15/20	EUR	25,000	20,468
Queensland Treasury Corp., Series 14, 5.750%, 11/21/14	AUD	260,000	279,098
Total Foreign Government and Agency Obligations (cost $6,952,766)			8,018,376

Mortgage-Backed Securities - 0.4%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		300,000	327,865
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.420%, 01/15/49		110,000	122,464
5.816%, 06/15/49[5]		110,000	121,025
Total Mortgage-Backed Securities (cost $281,126)			571,354

Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[7]		250,000	187,546
Chicago, Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]		15,000	15,150
Eufaula, Alabama, Series 2003 C, 4.000%, 08/15/12 (AMBAC Insured)[9]		105,000	105,475
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[7]		390,000	288,904
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)[9]		15,000	13,499
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28
(National Insured)[9]		35,000	28,323
State of California, 4.500%, 08/01/27 (AMBAC Insured)[9]		45,000	46,255
State of California, 4.500%, 08/01/30 (AMBAC Insured)[9]		65,000	66,467
State of Illinois, 5.100%, 06/01/33		770,000	726,618
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[7]		1,055,000	674,746
Total Municipal Bonds (cost $2,527,371)			2,152,983

		Shares
Preferred Stocks - 0.7%
General Motors Co., 4.750% 12/01/13 (Industrials)		8,370	350,286
Health Care REIT, Inc., 6.500% (Financials)		1,200	62,736
Newell Financial Trust I, 5.250% (Industrials)		13,455	639,113
Total Preferred Stocks (cost $998,800)			1,052,135

		Principal Amount
U.S. Government and Agency Obligations - 5.4%

U.S. Treasury Obligations - 5.4%
U.S. Treasury Note,
0.125%, 09/30/13		3,525,000	3,516,600
0.250%, 02/28/14		4,500,000	4,494,024
Total U.S. Government and Agency Obligations (cost $8,007,519)			8,010,624

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 6.0%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	5,156,201	$5,156,201
Dreyfus Cash Management Fund,	3,760,990	3,760,990
Institutional Class Shares, 0.12%
Total Other Investment Companies (cost $8,917,191)		8,917,191
Total Investments - 102.7% (cost $140,956,809)		152,314,192
Other Assets, less Liabilities - (2.7)%		(3,973,540)
Net Assets - 100.0%		$148,340,652

Managers Short Duration Government Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.2%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.562%, 11/25/35 (04/25/12)[4]	$798,984	$644,658
Structured Asset Investment Loan Trust, Series 2004-BNC2, 1.322%, 12/25/34 (04/25/12)[4,10]	219,467	201,756
Total Asset-Backed Securities (cost $1,018,891)		846,414

Mortgage-Backed Securities - 10.1%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2002-2, Class A3, 5.118%, 07/11/43	66,059	66,112
Series 2002-PB2, Class A4, 6.186%, 06/11/35	54,665	54,739
Series 2003-1, Class A2, 4.648%, 09/11/36	1,352,494	1,378,962
Series 2003-2, Class A4, 5.061%, 03/11/41[5]	250,000	260,836
Series 2005-2, Class A4, 4.783%, 07/10/43[5]	87,115	87,092
Series 2006-6, Class A2, 5.309%, 10/10/45	290,728	293,021
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2002-PBW1, Class A2, 4.720%, 11/11/35[5]	3,060,345	3,081,046
Series 2002-TOP6, Class A2, 6.460%, 10/15/36	77,214	77,182
Series 2003-T10, Class A2, 4.740%, 03/13/40	701,278	716,362
Series 2003-T12, Class A4, 4.680%, 08/13/39[5]	1,075,000	1,116,444
Series 2006-PW11, Class A2, 5.404%, 03/11/39[5]	580,118	580,027
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.742%, 02/25/35 (04/25/12)[4,7,10]	1,195,863	263,227
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3, 6.133%, 04/15/37	61,063	61,011
Series 2002-CP5, Class A2, 4.940%, 12/15/35	1,515,351	1,535,940
Series 2002-CP5, Class C, 5.230%, 12/15/35	1,400,000	1,412,043
Series 2003-C3, Class A5, 3.936%, 05/15/38	97,640	99,595
Series 2003-C5, Class A4, 4.900%, 12/15/36[5]	685,000	714,632
Series 2004-C5, Class A3, 4.499%, 11/15/37	756,174	755,916
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3, 5.349%, 08/11/36	1,631,742	1,641,980
Series 2002-3A, Class A2, 4.996%, 12/10/37	1,268,935	1,287,343
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A3, 4.646%, 04/10/40	178,574	180,076
Series 2003-C3, Class A4, 5.023%, 04/10/40	1,875,000	1,967,599
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 08/10/42	591,677	591,486
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3, 4.608%, 01/10/40	2,700,000	2,749,793
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2002-C1, Class A3, 5.376%, 07/12/37	1,981,131	1,990,503
Series 2002-CIB5, Class A2, 5.161%, 10/12/37	3,312,305	3,355,292
Series 2003-C1, Class A2, 4.985%, 01/12/37	950,000	971,199
Series 2004-CBX, Class A4, 4.529%, 01/12/37	297,349	297,315
Series 2005-CB12, Class A3A1, 4.824%, 09/12/37	65,202	65,173
Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	1,683,435	1,682,550
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[5]	1,103,097	1,122,797

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 10.1% (continued)
LB-UBS Commercial Mortgage Trust,
Series 2002-C4, Class A5, 4.853%, 09/15/31	$1,303,858	$1,317,998
Series 2003-C8, Class A3, 4.830%, 11/15/27	409,881	416,443
Series 2004-C8, Class A5, 4.720%, 12/15/29	203,819	204,004
Series 2005-C7, Class A2, 5.103%, 11/15/30	353,982	353,990
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	2,029,311	2,244,614
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	792,392	801,491
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A4, 5.740%, 12/15/35	63,795	63,761
Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,457,000	1,493,249
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2, 4.493%, 02/11/36	1,155,000	1,182,520
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A3, 4.865%, 03/18/36	393,942	393,641
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.592%, 01/25/45 (04/25/12)[4]	624,667	474,113
Total Mortgage-Backed Securities (cost $40,817,066)		39,403,117

U.S. Government and Agency Obligations - 83.1%[11]

Federal Home Loan Mortgage Corporation - 23.5%
FHLMC,
2.125%, 11/01/33 (06/15/12)[4]	1,408,968	1,460,957
2.125%, 09/01/35 (06/15/12)[4,10]	2,657,958	2,804,636
2.277%, 10/01/28 (06/15/12)[4]	98,883	104,498
2.347%, 10/01/33 (06/15/12)[4,10]	2,059,279	2,192,768
2.350%, 10/01/33 (06/15/12)[4,10]	3,358,081	3,582,482
2.351%, 11/01/33 (06/15/12)[4]	1,850,272	1,978,910
2.355%, 12/01/33 (06/15/12)[4]	2,786,584	2,951,240
2.375%, 12/01/32 (06/15/12)[4]	855,322	903,111
2.376%, 05/01/34 (06/15/12)[4]	3,279,841	3,477,564
2.451%, 03/01/34 (06/15/12)[4,10]	4,903,057	5,196,460
2.482%, 07/01/34 (06/15/12)[4,10]	482,252	505,359
2.493%, 05/01/33 (06/15/12)[4]	1,574,356	1,648,830
2.499%, 04/01/34 (06/15/12)[4]	1,384,299	1,442,959
2.510%, 12/01/35 (06/15/12)[4]	629,168	671,553
2.561%, 02/01/23 (06/15/12)[4]	757,145	800,029
2.630%, 09/01/33 (06/15/12)[4,10]	3,020,179	3,235,980
2.666%, 06/01/35 (06/15/12)[4,10]	1,179,065	1,253,439
3.151%, 02/01/37 (06/15/12)[4,10]	1,109,875	1,178,597
FHLMC Gold Pool,
4.000%, TBA	4,800,000	5,068,500
4.500%, 07/01/18[10]	1,861,881	1,998,577
5.000%, 09/01/17 to 08/01/19	1,635,720	1,769,153
5.000%, 05/01/18[10]	536,288	583,371
5.000%, 05/01/18[10]	465,840	506,738
5.000%, 10/01/18[10]	3,604,472	3,890,509
5.000%, 01/01/19[10]	719,918	783,123

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 23.5% (continued)
5.000%, 11/01/20[10]	$863,486	$932,818
5.500%, 08/01/17 to 11/01/19	3,512,439	3,801,884
5.500%, 11/01/17[10]	249,023	269,916
5.500%, 08/01/18[10]	934,913	1,013,350
5.500%, 12/01/18[10]	3,632,343	3,937,085
5.500%, 11/01/19[10]	2,656,760	2,884,635
5.500%, 01/01/20[10]	2,474,769	2,703,275
5.500%, 06/01/20[10]	3,455,878	3,741,495
6.000%, 03/01/18[10]	197,024	213,038
6.000%, 02/01/19 to 03/01/20	1,564,982	1,691,279
6.500%, 03/01/18[10]	768,398	848,739
7.000%, 06/01/17[10]	951,576	1,005,845
7.500%, 04/01/15 to 03/01/33	791,252	926,830
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	398,660	451,520
Series 2554, Class HA, 4.500%, 04/15/32	2,231,745	2,332,232
Series 2558, Class UE, 5.500%, 05/15/22	302,820	309,856
Series 2561, Class BH, 4.500%, 05/15/17	131,634	131,952
Series 2621, Class PG, 5.500%, 12/15/31	3,440,912	3,565,766
Series 2628, Class GQ, 3.140%, 11/15/17	551,035	561,909
Series 2695-BO, Class BO, 4.500%, 08/15/28	65,895	66,086
Series 2700, Class PE, 4.500%, 01/15/29	264,554	265,975
Series 2702, Class AC, 4.500%, 07/15/28	83,015	82,991
Series 2718, Class MD, 4.500%, 06/15/17	184,235	187,117
Series 2764, Class OD, 4.500%, 10/15/17	476,191	484,697
Series 2772, Class YE, 5.000%, 05/15/29	528,845	530,447
Series 2843, Class BH, 4.000%, 01/15/18	1,027,544	1,036,931
Series 2850, Class BN, 4.500%, 09/15/18	179,045	182,736
Series 2877, Class HA, 5.000%, 03/15/32	2,172,391	2,206,212
Series 2885, Class DE, 4.500%, 12/15/17	59,661	60,234
Series 2890, Class KC, 4.500%, 02/15/19	347,380	356,066
Series 2935, Class LM, 4.500%, 02/15/35	2,910,639	3,065,758
Series 2996, Class FK, 0.492%, 06/15/35 (04/15/12)[4,10]	452,425	452,391
Series 3266, Class C, 5.000%, 02/15/20	309,188	315,611
Series 3294, Class DA, 4.500%, 12/15/20	574,048	587,050
FHLMC Structured Pass Through Securities,
Series T-51, Class 2A, 7.500%, 08/25/42[5]	166,037	195,318
Total Federal Home Loan Mortgage Corporation		91,388,387

Federal National Mortgage Association - 51.9%
FNMA,
1.927%, 01/01/24 (05/25/12)[4]	1,480,715	1,539,313
2.032%, 09/01/34 (05/25/12)[4]	2,713,101	2,877,410
2 .048%, 05/01/34 (05/25/12)[4]	2,349,629	2,471,430

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 51.9% (continued)
2.050%, 08/01/34 (05/25/12)[4]	$674,809	$707,668
2.054%, 11/01/34 (05/25/12)[4]	744,911	787,673
2.055%, 01/01/35 (05/25/12)[4]	865,379	915,917
2.105%, 01/01/35 (05/25/12)[4]	4,473,848	4,758,959
2.123%, 03/01/36 (05/25/12)[4]	1,113,871	1,186,017
2.142%, 02/01/33 (05/25/12)[4]	2,238,013	2,363,112
2.150%, 01/01/34 (05/25/12)[4]	1,146,668	1,208,529
2.153%, 06/01/34 (05/25/12)[4]	1,636,272	1,738,444
2.175%, 01/01/35 (05/25/12)[4]	582,025	615,488
2.175%, 09/01/33 (05/25/12)[4,10]	1,013,328	1,066,308
2.194%, 01/01/35 (05/25/12)[4]	1,441,342	1,520,939
2.228%, 10/01/34 (05/25/12)[4]	1,461,823	1,550,499
2.250%, 03/01/33 to 02/01/35 (05/25/12)[4]	8,380,471	8,883,786
2.291%, 08/01/33 (05/25/12)[4]	862,243	913,603
2.300%, 02/01/37 (05/25/12)[4]	611,140	643,770
2.315%, 08/01/33 (05/25/12)[4]	562,383	596,317
2.329%, 09/01/33 (05/25/12)[4]	1,206,297	1,277,977
2.346%, 12/01/34 (05/25/12)[4]	4,550,785	4,809,450
2.362%, 10/01/35 (05/25/12)[4]	2,818,666	2,998,840
2.363%, 12/01/34 (05/25/12)[4]	6,003,804	6,388,475
2.369%, 01/01/26 (05/25/12)[4]	633,627	670,394
2.370%, 05/01/33 (05/25/12)[4]	2,229,361	2,320,760
2.374%, 02/01/36 (05/25/12)[4]	4,243,698	4,521,791
2.382%, 10/01/33 (05/25/12)[4]	5,563,037	5,901,709
2.393%, 07/01/34 (05/25/12)[4]	2,596,619	2,761,256
2.400%, 06/01/33 (05/25/12)[4]	890,904	928,877
2.415%, 01/01/25 (05/25/12)[4]	849,014	902,818
2.425%, 08/01/36 (05/25/12)[4]	351,796	375,462
2.427%, 12/01/34 (05/25/12)[4]	3,729,705	3,962,205
2.439%, 04/01/35 (05/25/12)[4]	736,935	785,911
2.445%, 12/01/33 (05/25/12)[4]	921,699	981,895
2.458%, 06/01/34 (05/25/12)[4]	2,359,195	2,487,099
2.465%, 08/01/34 (05/25/12)[4]	783,752	835,392
2.479%, 04/01/34 (05/25/12)[4]	1,190,914	1,261,493
2.483%, 05/01/34 to 01/01/36 (05/25/12)[4]	3,823,915	4,033,926
2.497%, 11/01/34 (05/25/12)[4]	7,234,243	7,712,938
2.539%, 01/01/36 (05/25/12)[4]	6,351,012	6,739,126
2.570%, 09/01/35 (05/25/12)[4]	1,470,230	1,565,069
2.593%, 01/01/33 (05/25/12)[4]	68,784	73,291
2.605%, 06/01/35 to 05/01/36 (05/25/12)[4]	893,523	954,458
2.629%, 06/01/34 (05/25/12)[4]	4,819,055	5,102,782
2.694%, 06/01/37 (05/25/12)[4]	686,014	730,015
2.768%, 01/01/36 (05/25/12)[4]	93,700	100,813
2.800%, 01/01/34 (05/25/12)[4]	4,171,626	4,458,988

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 51.9% (continued)
2.810%, 01/01/33 (05/25/12)[4]	$1,584,210	$1,691,190
4.000%, 08/01/18	411,227	438,913
4.500%, 10/01/19	603,548	648,614
5.000%, 03/01/18 to 10/01/24	8,251,328	8,967,680
5.000%, 09/01/19[10]	474,287	513,926
5.500%, 10/01/17 to 05/01/24	30,623,375	33,349,686
5.500%, 11/01/18[10]	790,473	862,956
5.782%, 09/01/37 (05/25/12)[4]	437,557	468,609
6.000%, 03/01/17 to 11/01/23	12,331,849	13,234,835
6.000%, 09/01/22[10]	2,197,760	2,394,497
6.500%, 04/01/17[10]	314,421	347,601
6.500%, 05/01/17 to 08/01/32	2,202,894	2,455,611
7.000%, 09/01/14 to 11/01/22	4,341,266	4,778,542
7.500%, 08/01/33 to 09/01/33	153,620	177,736
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.482%, 05/25/32 (04/25/12)[4]	395,201	378,162
Series 2003-T4, Class A1, 0.462%, 09/26/33 (04/26/12)[4]	16,850	16,618
Series 2004-T1, Class 1A2, 6.500%, 01/25/44	420,328	472,218
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	540,837	576,766
Series 2002-33, Class A2, 7.500%, 06/25/32	101,142	116,485
Series 2003-29, Class PT, 5.000%, 10/25/31	133,397	135,625
Series 2003-5, Class EL, 5.000%, 08/25/22	809,869	832,391
Series 2003-92, Class PD, 4.500%, 03/25/17	312,805	316,331
Series 2004-20, Class AD, 4.000%, 02/25/18	489,622	498,348
Series 2005-13, Class AF, 0.642%, 03/25/35 (04/25/12)[4,10]	1,733,211	1,729,188
Series 2005-38, Class DP, 5.000%, 06/25/19	593,219	608,529
Series 2005-43, Class TB, 5.000%, 07/25/32	1,022,702	1,039,171
Series 2006-20, Class PF, 0.562%, 11/25/30 (04/25/12)[4,10]	1,639,013	1,635,969
Series 2008-54, Class EC, 5.000%, 02/25/35	199,395	204,647
Series 2008-81, Class KA, 5.000%, 10/25/22	323,473	338,330
FNMA Whole Loan,
Series 2002-W1, Class 2A, 7.087%, 02/25/42[5,10]	466,342	541,426
Series 2002-W6, Class 2A, 7.121%, 06/25/42[5]	1,525,223	1,756,954
Series 2003-W1, Class 2A, 7.070%, 12/25/42[5]	28,008	32,600
Series 2003-W13, Class AV2, 0.522%, 10/25/33 (04/25/12)[4,7]	54,374	54,302
Series 2003-W4, Class 4A, 7.280%, 10/25/42[5,10]	843,120	979,768
Series 2004-W14, Class 1AF, 0.642%, 07/25/44 (04/25/12)[4,10]	3,119,343	3,120,816
Series 2004-W5, Class F1, 0.692%, 02/25/47 (04/25/12)[4]	768,200	768,747
Series 2005-W2, Class A1, 0.442%, 05/25/35 (04/25/12)[4,10]	3,154,161	3,132,184
Total Federal National Mortgage Association		201,604,363

Government National Mortgage Association - 3.5%
GNMA,
1.625%, 12/20/21 to 09/20/35 (05/20/12)[4]	5,686,682	5,878,967

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 3.5% (continued)
1.625%, 07/20/35 (05/20/12)[4,10]	$1,281,771	$1,324,828
1.750%, 01/20/32 to 03/20/37 (05/20/12)[4]	540,097	559,185
2.000%, 03/20/35 to 06/20/35 (05/20/12)[4]	173,876	179,664
2.250%, 01/20/28 (05/20/12)[4]	60,705	62,724
2.375%, 06/20/22 to 05/20/33 (05/20/12)[4]	268,450	278,027
2.375%, 04/20/24 (05/20/12)[4,10]	541,458	560,775
2.375%, 05/20/27 (05/20/12)[4,10]	420,880	435,895
2.500%, 07/20/18 to 08/20/21 (05/20/12)[4]	89,540	92,903
2.750%, 10/20/17 (05/20/12)[4,10]	39,709	41,453
3.000%, 11/20/17 to 03/20/21 (05/20/12)[4]	129,567	135,568
3.500%, 07/20/18 (05/20/12)[4]	43,776	45,775
5.500%, 03/15/17 to 04/20/32	3,429,007	3,708,421
9.500%, 12/15/17	6,853	7,754
Series 2003-83, Class AB, 4.000%, 05/16/32	63,917	63,938
Series 2005-58, Class NJ, 4.500%, 08/20/35	91,457	91,781
Total Government National Mortgage Association		13,467,658

Interest Only Strips - 3.2%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[7]	212,959	51,443
Series 233, Class 5, 4.500%, 09/15/35	188,591	25,243
FHLMC REMICS,
Series 2530, Class QI, 6.758%, 01/15/32 (04/15/12)[4]	380,018	68,213
Series 2617, Class GS, 6.858%, 11/15/30 (04/15/12)[4]	104,199	2,964
Series 2637, Class SI, 5.758%, 06/15/18 (04/15/12)[4]	395,806	34,297
Series 2772, Class KS, 6.938%, 06/15/22 (04/15/12)[4]	104,983	2,695
Series 2877, Class HA, 6.458%, 11/15/18 (04/15/12)[4]	475,201	24,052
Series 2922, Class SE, 6.508%, 02/15/35 (04/15/12)[4]	580,424	116,441
Series 2929, Class CS, 6.558%, 12/15/22 (04/15/12)[4]	58,896	659
Series 2934, Class HI, 5.000%, 02/15/20	238,297	25,643
Series 2934, Class KI, 5.000%, 02/15/20	163,963	17,405
Series 2965, Class SA, 5.808%, 05/15/32 (04/15/12)[4]	1,646,160	245,219
Series 2967, Class JI, 5.000%, 04/15/20	212,264	20,605
Series 2980, Class SL, 6.458%, 11/15/34 (04/15/12)[4]	803,963	151,668
Series 3114, Class GI, 6.358%, 02/15/36 (04/15/12)[4]	2,114,684	405,534
Series 3308, Class S, 6.958%, 03/15/32 (04/15/12)[4]	1,641,737	264,453
Series 3424, Class XI, 6.328%, 05/15/36 (04/15/12)[4]	1,001,391	164,926
Series 3449, Class AI, 4.500%, 10/15/20	415,625	4,946
Series 3489, Class SD, 7.558%, 06/15/32 (04/15/12)[4]	784,196	154,916
Series 3606, Class SN, 6.008%, 12/15/39 (04/15/12)[4]	1,746,712	258,099
Series 3659, Class IE, 5.000%, 03/15/19	1,478,555	123,326
Series 3685, Class EI, 5.000%, 03/15/19	3,277,433	244,451
Series 3731, Class IO, 5.000%, 07/15/19	1,513,204	136,614
Series 3907, Class SW, 6.408%, 07/15/26 (04/15/12)[4]	2,373,591	412,263
Series 3995, Class KI, 3.500%, 02/15/27	1,752,058	229,464

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 3.2% (continued)
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[7]	$20,933	$2,972
Series 306, Class IO, 8.000%, 05/01/30[7]	159,198	34,243
Series 365, Class 4, 5.000%, 04/01/36	281,114	40,186
FNMA REMICS,
Series 1999-55, Class PI, 7.500%, 11/18/14[7]	478	2
Series 2003-48, Class SJ, 5.758%, 06/25/18 (04/25/12)[4]	485,419	40,151
Series 2003-73, Class SM, 6.358%, 04/25/18 (04/25/12)[4]	515,434	45,655
Series 2004-49, Class SQ, 6.808%, 07/25/34 (04/25/12)[4]	466,759	87,536
Series 2004-51, Class SX, 6.878%, 07/25/34 (04/25/12)[4]	694,281	117,146
Series 2004-64, Class SW, 6.808%, 08/25/34 (04/25/12)[4]	2,215,058	380,331
Series 2004-66, Class SE, 6.258%, 09/25/34 (04/25/12)[4]	332,306	59,008
Series 2005-12, Class SC, 6.508%, 03/25/35 (04/25/12)[4]	821,939	126,878
Series 2005-45, Class SR, 6.478%, 06/25/35 (04/25/12)[4]	903,045	155,328
Series 2005-65, Class KI, 6.758%, 08/25/35 (04/25/12)[4]	4,411,020	859,219
Series 2005-66, Class GS, 6.608%, 07/25/20 (04/25/12)[4]	398,811	52,000
Series 2005-67, Class SM, 5.908%, 08/25/35 (04/25/12)[4]	396,087	55,310
Series 2006-3, Class SA, 5.908%, 03/25/36 (04/25/12)[4]	925,967	146,847
Series 2008-22, Class AI, 1.097%, 09/25/12[5]	15,053,731	61,862
Series 2008-34, Class SM, 6.508%, 05/25/38 (04/25/12)[4]	1,837,916	311,960
Series 2008-86, Class IO, 4.500%, 03/25/23	2,853,360	270,267
Series 2008-87, Class AS, 7.408%, 07/25/33 (04/25/12)[4]	3,431,891	626,644
Series 2010-105, Class IO, 5.000%, 08/25/20	1,443,734	156,603
Series 2010-121, Class IO, 5.000%, 10/25/25	1,585,748	131,251
Series 2010-29, Class KJ, 5.000%, 12/25/21	5,783,745	595,025
Series 2010-37, Class GI, 5.000%, 04/25/25	3,244,281	253,706
Series 2010-65, Class IO, 5.000%, 09/25/20	3,476,188	449,273
Series 2010-95, Class DI, 4.500%, 11/25/20	2,055,750	179,207
Series 2011-124, Class IC, 3.500%, 09/25/21	4,063,213	372,239
Series 2011-69, Class AI, 5.000%, 05/25/18	5,389,131	423,921
Series 2011-88, Class WI, 3.500%, 09/25/26	1,980,289	263,507
GNMA,
Series 2010-111, Class BI, 2.000%, 09/16/13	4,862,880	120,204
Series 2010-147, Class IG, 2.000%, 11/16/13	19,830,344	434,889
Series 2011-145, Class SH, 5.808%, 11/16/41 (04/16/12)[4]	4,397,540	900,718
Series 2011-167, Class IO, 5.000%, 12/16/20	6,722,341	623,337
Series 2011-32, Class KS, 11.617%, 06/16/34 (04/16/12)[4]	1,186,171	329,570
Series 2011-37, Class IG, 2.000%, 03/20/13	3,630,646	62,556
Series 2011-94, Class IS, 6.458%, 06/16/36 (04/16/12)[4]	1,015,063	198,388
Total Interest Only Strips		12,153,478

U.S. Government Obligations - 1.0%
U.S. Treasury Inflation Linked Notes,
2.375%, 01/15/25	3,125,590	3,975,847
Total U.S. Government and Agency Obligations (cost $316,931,692)		322,589,733

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 7.6%

U.S. Government and Agency Discount Notes - 3.9%
FHLMC, 0.109%, 10/01/12[12,13]	$5,000,000	$4,997,220
FNMA, 0.017%, 04/13/12[12,13]	200,000	199,999
FNMA, 0.017%, 04/17/12[12]	5,000,000	4,999,960
FNMA, 0.029%, 05/23/12[12]	5,000,000	4,999,790
Total U.S. Government and Agency Discount Notes		15,196,969

	Shares
Other Investment Companies - 3.7%[2]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.12% [10]	14,431,373	14,431,373

Total Short-Term Investments (cost 29,627,956)		29,628,342

Total Investments - 101.0% (cost $388,395,605)		392,467,606

Other Assets, less Liabilities - (1.0)%		(4,050,103)

Net Assets - 100.0%		$388,417,503

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 11.5%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 2.735%, 11/25/35 (05/25/12)[4]	$96,756	$58,888
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.740%, 04/25/44 (05/25/12)[4]	157,990	118,181
Series 2004-4, Class 4A, 2.241%, 02/25/45 (05/25/12)[4]	653,795	530,907
Series 2005-1, Class 5A1, 2.740%, 06/25/45 (05/25/12)[4]	81,289	75,839
Series 2005-1, Class 6A, 2.740%, 06/25/45 (05/25/12)[4]	1,415,335	1,155,712
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.745%, 12/20/34 (05/20/12)[4]	183,752	118,092
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,318,631	1,329,030
Series 2007-3, Class A2, 5.633%, 06/10/49[5]	638,103	648,224
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.786%, 04/25/35 (05/25/12)[4]	169,978	122,673
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2002-PBW1, Class A2, 4.720%, 11/11/35[5]	1,245,086	1,253,508
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,040,036
Series 2006-PW11, Class A2, 5.404%, 03/11/39[5]	242,032	241,994
Series 2006-PW13, Class A2, 5.426%, 09/11/41	56,069	57,294
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.074%, 12/10/49[5]	1,148,000	1,190,487
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,088,582
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.542%, 05/25/35 (04/25/12)[4]	394,471	362,220
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.662%, 11/25/34 (04/25/12) (a)[4,7]	258,322	204,808
Series 2005-HYB2, Class 1A4, 2.920%, 05/20/35 (05/20/12)[4]	135,478	96,299
Series 2005-HYB8, Class 1A1, 2.681%, 12/20/35 (05/20/12)[4]	141,147	98,572
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CP5, Class A2, 4.940%, 12/15/35	1,576,256	1,597,672
Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000	2,087,648
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3, 5.349%, 08/11/36	182,641	183,786
Series 2005-C3, Class A4, 5.046%, 07/10/45[5]	82,427	82,408
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	329,574	335,169
Goldman Sachs Mortgage Loan Trust, 0.592%, 03/25/35 (04/25/12) (a)[4,7]	268,057	219,119
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 08/10/42	265,503	265,417
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.923%, 05/25/34 (05/25/12)[4]	60,389	49,996
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.425%, 11/19/34 (05/19/12)[4]	105,792	78,658
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A4, 4.529%, 01/12/37	79,444	79,435
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	78,305	79,303
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[5]	724,718	737,660
Series 2006-LDP7, Class A3B, 5.871%, 04/15/45[5]	848,000	884,725
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A5, 4.720%, 12/15/29	119,848	119,957
Series 2005-C7, Class A2, 5.103%, 11/15/30	206,610	206,614
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[10]	838,002	811,890

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 11.5% (continued)
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.014%, 08/25/35[5]	$1,297,990	$1,149,922
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.592%, 03/25/35 (04/25/12) (a)[4,7]	321,519	253,591
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C7, Class A1, 4.241%, 10/15/35 (a)	917,837	923,388
Series 2006-C28, Class A2, 5.500%, 10/15/48	261,880	262,953
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	981,268	1,001,491
Total Mortgage-Backed Securities (cost $22,057,780)		22,202,148

U.S. Government and Agency Obligations - 102.7%[11]

Federal Home Loan Mortgage Corporation - 41.6%
FHLMC,
2.349%, 11/01/33 (06/15/12)[4,10]	1,538,000	1,620,711
3.151%, 02/01/37 (06/15/12)[4]	92,932	98,686
4.000%, TBA	19,000,000	19,863,907
4.500%, TBA	11,200,000	11,875,500
5.000%, TBA	5,300,000	5,705,574
5.500%, TBA	5,100,000	5,542,266
5.649%, 01/01/36 (06/15/12)[4,10]	3,691,385	3,950,535
FHLMC Gold Pool,
4.000%, 10/01/41	1,416,464	1,484,025
4.500%, 05/01/34 to 09/01/41	3,251,348	3,463,896
4.500%, 10/01/34[10]	1,126,290	1,196,882
4.500%, 04/01/35[10]	1,517,719	1,612,133
4.500%, 09/01/35[10]	1,083,893	1,151,319
4.500%, 10/01/35[10]	1,226,156	1,302,432
5.000%, 05/01/18 to 07/01/41	2,714,304	2,941,322
5.000%, 11/01/35[10]	2,326,184	2,546,916
5.500%, 11/01/17 to 05/01/38	2,036,791	2,220,494
5.500%, 09/01/33[10]	715,429	783,503
5.500%, 05/01/34[10]	640,558	707,613
5.500%, 02/01/35[10]	1,054,497	1,150,715
5.500%, 06/01/35[10]	3,289,056	3,599,958
5.500%, 06/01/35[10]	1,035,301	1,133,164
5.500%, 12/01/38[10]	414,215	453,175
6.000%, 09/01/17 to 05/01/22	1,209,545	1,311,900
6.000%, 10/01/21[10]	1,707,779	1,851,923
7.500%, 07/01/34[10]	1,859,039	2,213,206
FHLMC Structured Pass Through Securities,
Series T-51, Class 2A, 7.500%, 08/25/42[5]	232,452	273,446
Total Federal Home Loan Mortgage Corporation		80,055,201

Federal National Mortgage Association - 51.0%
FNMA,
2.153%, 06/01/34 (05/25/12)[4,10]	1,304,225	1,385,664

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 51.0% (continued)
2.172%, 07/01/33 (05/25/12)[4]	$491,566	$519,124
2.432%, 02/01/36 (05/25/12)[4]	135,729	142,776
2.458%, 06/01/34 (05/25/12)[4,10]	1,417,876	1,494,747
2.465%, 08/01/34 (05/25/12)[4]	627,002	668,314
2.694%, 06/01/37 (05/25/12)[4]	545,216	580,187
3.000%, TBA	2,000,000	2,070,312
3.500%, 10/01/26 to 01/01/27	3,903,779	4,098,265
4.000%, 03/01/25 to 10/01/41	2,963,458	3,132,314
4.000%, TBA	18,400,000	19,313,437
4.500%, 05/01/41 to 12/01/41	8,129,751	8,681,876
4.500%, 10/01/40[10]	3,385,414	3,634,540
4.500%, 11/01/40[10]	2,315,194	2,485,319
5.000%, 06/01/18 to 08/01/41	4,357,656	4,718,677
5.000%, 02/01/36[10]	1,906,370	2,061,425
5.000%, TBA	19,900,000	21,495,108
5.500%, 03/01/17 to 07/01/38	3,759,195	4,118,893
5.500%, 01/01/19[10]	344,540	376,133
5.500%, 11/01/34[10]	1,002,644	1,100,129
6.000%, 08/01/17 to 11/01/22	2,772,288	2,952,981
6.000%, 06/01/39[10]	1,555,783	1,715,212
6.000%, TBA	4,300,000	4,737,391
6.500%, 11/01/28 to 07/01/32	289,444	324,617
7.000%, 11/01/22	1,601,774	1,768,418
FNMA REMICS,
7.000%, 03/25/24[10]	1,550,232	1,802,779
Series 2005-13, Class AF, 0.642%, 03/25/35 (04/25/12)[4,10]	929,782	927,624
Series 2006-20, Class PF, 0.562%, 11/25/30 (04/25/12)[4,10]	1,639,013	1,635,969
FNMA Whole Loan,
Series 2003-W4, Class 4A, 7.280%, 10/25/42[5]	140,520	163,295
Total Federal National Mortgage Association		98,105,526

Government National Mortgage Association - 7.8%
GNMA,
2.375%, 05/20/21 (05/20/12)[4]	28,174	29,179
3.000%, 03/20/16 to 08/20/18 (05/20/12)[4]	268,366	280,456
4.500%, 06/15/39 to 05/15/41	2,351,612	2,569,619
5.000%, 10/15/39 to 09/15/41	2,875,515	3,189,297
5.000%, 09/15/39[10]	827,734	920,095
5.000%, 09/15/39[10]	798,884	888,025
5.000%, 10/15/39[10]	873,894	966,217
5.000%, 10/15/39[10]	1,585,672	1,753,191
5.500%, 10/15/39[10]	2,949,458	3,315,434
5.500%, 11/15/39[10]	873,854	982,284
7.500%, 09/15/28 to 11/15/31	24,682	26,062
Total Government National Mortgage Association		14,919,859

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3%
FHLMC,
6.000%, 05/01/31[7]	$4,014	$737
Series 233, Class 5, 4.500%, 09/15/35	369,638	49,476
FHLMC REMICS,
5.000%, 05/15/17 to 04/15/20	1,796,316	164,658
7.658%, 06/15/31 (04/15/12)[4]	36,341	6,118
Series 2617, Class GS, 6.858%, 11/15/30 (04/15/12)[4]	42,361	1,205
Series 2637, Class SI, 5.758%, 06/15/18 (04/15/12)[4]	303,007	26,256
Series 2772, Class KS, 6.938%, 06/15/22 (04/15/12)[4]	80,369	2,063
Series 2877, Class HA, 6.458%, 11/15/18 (04/15/12)[4]	377,724	19,118
Series 2922, Class SE, 6.508%, 02/15/35 (04/15/12)[4]	257,504	51,659
Series 2934, Class KI, 5.000%, 02/15/20	140,540	14,919
Series 2965, Class SA, 5.808%, 05/15/32 (04/15/12)[4]	664,816	99,034
Series 2980, Class SL, 6.458%, 11/15/34 (04/15/12)[4]	364,305	68,726
Series 3114, Class GI, 6.358%, 02/15/36 (04/15/12)[4]	360,247	69,085
Series 3308, Class S, 6.958%, 03/15/32 (04/15/12)[4]	723,735	116,580
Series 3424, Class XI, 6.328%, 05/15/36 (04/15/12)[4]	449,045	73,956
Series 3489, Class SD, 7.558%, 06/15/32 (04/15/12)[4]	350,397	69,220
Series 3606, Class SN, 6.008%, 12/15/39 (04/15/12)[4]	703,253	103,915
Series 3685, Class EI, 5.000%, 03/15/19	1,467,735	129,934
Series 3907, Class SW, 6.408%, 07/15/26 (04/15/12)[4]	460,719	80,021
Series 3995, Class KI, 3.500%, 02/15/27	2,597,388	340,175
FNMA,
4.000%, 09/01/18	359,481	23,128
4.000%, 11/01/18	188,843	13,781
4.500%, 10/01/33	215,905	24,170
5.000%, 04/01/34	124,959	20,030
5.000%, 04/01/34	147,525	23,647
5.000%, 04/01/34	250,932	40,167
7.000%, 06/01/23[7]	18,200	3,732
7.000%, 04/01/23[7]	169,398	38,233
Series 365, Class 4, 5.000%, 04/01/36	416,591	59,552
FNMA REMICS,
Series 2003-73, Class SM, 6.358%, 04/25/18 (04/25/12)[4]	394,586	34,951
Series 2004-49, Class SQ, 6.808%, 07/25/34 (04/25/12)[4]	209,305	39,182
Series 2004-51, Class SX, 6.878%, 07/25/34 (04/25/12)[4]	390,848	65,948
Series 2004-64, Class SW, 6.808%, 08/25/34 (04/25/12)[4]	962,581	165,278
Series 2005-12, Class SC, 6.508%, 03/25/35 (04/25/12)[4]	365,356	56,398
Series 2005-45, Class SR, 6.478%, 06/25/35 (04/25/12)[4]	400,633	68,911
Series 2005-65, Class KI, 6.758%, 08/25/35 (04/25/12)[4]	1,768,582	333,820
Series 2006-3, Class SA, 5.908%, 03/25/36 (04/25/12)[4]	400,088	63,449
Series 2008-34, Class SM, 6.508%, 05/25/38 (04/25/12)[4]	816,963	138,668
Series 2008-86, Class IO, 4.500%, 03/25/23	1,275,263	120,792
Series 2010-121, Class IO, 5.000%, 10/25/25	590,887	48,907

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
Series 2010-29, Class KJ, 5.000%, 12/25/21	$2,162,618	$222,488
Series 2010-37, Class GI, 5.000%, 04/25/25	1,479,686	115,713
Series 2010-65, Class IO, 5.000%, 09/25/20	1,502,145	194,142
Series 2010-95, Class DI, 4.500%, 11/25/20	918,783	80,094
Series 2011-124, Class IC, 3.500%, 09/25/21	903,060	82,731
Series 2011-69, Class AI, 5.000%, 05/25/18	2,017,283	158,684
Series 2011-88, Class WI, 3.500%, 09/25/26	739,055	98,342
GNMA,
Series 2010-111, Class BI, 2.000%, 09/16/13	2,137,348	52,832
Series 2011-145, Class SH, 5.808%, 11/16/41 (04/16/12)[4]	745,636	152,723
Series 2011-167, Class IO, 5.000%, 12/16/20	1,141,421	105,840
Series 2011-32, Class KS, 11.617%, 06/16/34 (04/16/12)[4]	488,246	135,656
Series 2011-94, Class IS, 6.458%, 06/16/36 (04/16/12)[4]	451,797	88,301
Total Interest Only Strips		4,357,145
Total U.S. Government and Agency Obligations (cost $192,823,407)		197,437,731

Short-Term Investments - 33.0%
U.S. Government and Agency Discount Notes - 0.1%
FNMA, 0.106%, 07/16/12[12,13]	100,000	99,985

	Shares
Other Investment Companies - 32.9%[2]
Dreyfus Cash Management Fund,	34,178,499	34,178,499
Institutional Class Shares, 0.12% [10]
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.22% [10]	29,089,905	29,089,905
Total Other Investment Companies		63,268,404
Total Short-Term Investments (cost $63,368,364)		63,368,389
Total Investments - 147.2% (cost $278,249,551)		283,008,268
Other Assets, less Liabilities - (47.2)%		(90,764,713)
Net Assets - 100.0%		$192,243,555

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap Fund	$12,464,845	$2,018,575	$(124,123)	$1,894,452
Managers AMG Chicago Equity Partners Balanced Fund	31,893,540	3,469,122	(113,997)	3,355,125
Managers High Yield Fund	28,893,865	1,273,623	(442,420)	831,203
Managers Fixed Income Fund	140,956,809	14,389,002	(3,031,619)	11,357,383
Managers Short Duration Government Fund	388,396,881	7,016,750	(2,946,025)	4,070,725
Managers Intermediate Duration Government Fund	278,249,551	6,560,904	(1,802,187)	4,758,717

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$7,875,564	27.8%
Managers Fixed Income Fund	23,412,563	15.8%
Managers Intermediate Duration Government Fund	1,600,906	0.8%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap Fund	$239,572	1.7%
Managers AMG Chicago Equity Partners Balanced Fund	56,550	0.2%
Managers High Yield Fund	1,660,592	5.9%
Managers Fixed Income Fund	5,000,663	3.4%

[2]	Yield shown for each investment company represents the March 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security: The rate listed is as of March 31, 2012. Date in parentheses represents the security’s next coupon rate reset.

[5]	Variable Rate Security: The rate listed is as of March 31, 2012 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

1

Notes to Schedules of Portfolio Investments (continued)

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income Fund	$2,495,559	1.7%
Managers Short Duration Government Fund	406,189	0.1%
Managers Intermediate Duration Government Fund	720,221	0.4%

[8]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income Fund	$12,085,807	8.2%

[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2012, Managers Fixed Income Fund held $255,169, or 0.2% of net assets.

[10]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$79,298,572	20.4%
Managers Intermediate Duration Government Fund	116,799,265	60.8%

[11]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2012.

[12]	Represents yield to maturity at March 31, 2012.

[13]	Security pledged to cover margin requirements for open futures positions at March 31, 2012.

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2012 were as follows:

	Principal			Current
Fund	Amount	Security		Liability
Managers Intermediate Duration Government Fund
	$1,500,000	FNMA, 3.500%, TBA		$1,573,125
	4,000,000	FNMA, 4.000%, TBA		4,193,750
	1,350,000	GNMA, 4.500%, TBA		1,468,758

			Total	$7,235,633

2

Notes to Schedules of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2012:

As of March 31, 2012, the securities in the Managers AMG Chicago Equity Partners Mid-Cap Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$20,587,503	—	—	$20,587,503
Corporate Bonds and Notes††	—	$749,014	—	749,014
U.S. Government and Agency Obligations††	—	13,019,172	—	13,019,172
Other Investment Companies	892,976	—	—	892,976

Total Investments in Securities	$21,480,479	$13,768,186	—	$35,248,665

3

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$434,258	—	$434,258
Common Stocks†	$3,030	—	—	3,030
Corporate Bonds and Notes††	—	26,889,867	—	26,889,867
Other Investment Companies	2,397,913	—	—	2,397,913

Total Investments in Securities	$2,400,943	$27,324,125	—	$29,725,068

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	$5,170,117	—	$5,170,117
Common Stocks†	$25,333,247	—	—	25,333,247
Corporate Bonds and Notes††	—	93,088,165	—	93,088,165
Foreign Government and Agency Obligations	—	8,018,376	—	8,018,376
Mortgage-Backed Securities	—	571,354	—	571,354
Municipal Bonds	—	2,152,983	—	2,152,983
Preferred Stocks†	1,052,135	—	—	1,052,135
U.S. Government and Agency Obligations††	—	8,010,624	—	8,010,624
Other Investment Companies	8,917,191	—	—	8,917,191

Total Investments in Securities	$35,302,573	$117,011,619	—	$152,314,192

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$846,414	—	$846,414
Mortgage-Backed Securities	—	39,403,117	—	39,403,117
U.S. Government and Agency Obligations††	—	322,589,733	—	322,589,733
Short-Term Investments
U.S. Government and Agency
Discount Notes	—	15,196,969	—	15,196,969
Other Investment Companies	$14,431,373	—	—	14,431,373

Total Investments in Securities	$14,431,373	$378,036,233	—	$392,467,606

4

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$256,937	—	—	$256,937

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(877,979)	—	—	(877,979)

Total Financial Derivative Instruments	$(621,042)	—	—	$(621,042)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$22,202,148	—	$22,202,148
U.S. Government and Agency Obligations††	—	197,437,731	—	197,437,731
Short-Term Investments
U.S. Government and Agency	—	99,985	—	99,985
Discount Notes
Other Investment Companies	$63,268,404	—	—	63,268,404

Total Investments in Securities	$63,268,404	$219,739,864	—	$283,008,268

TBA Sale Commitments	—	$(7,235,633)	—	$(7,235,633)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$41,061	—	—	$41,061

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(360,330)	—	—	(360,330)

Total Financial Derivative Instruments	$(319,269)	—	—	$(319,269)

†	All common stocks, exchange traded notes and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.

††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

5

Notes to Schedules of Portfolio Investments (continued)

At March 31, 2012, the Funds had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/(Loss)
Managers Short Duration Government Fund
10-Year Interest Rate Swap	47	Short	06/18/12		$47,617
10-Year U.S. Treasury Note	4	Long	06/20/12		(7,448)
2-Year U.S. Treasury Note	36	Short	06/29/12		5,535
3-Month Eurodollar	399	Short	06/18/12 to 03/17/14		(763,380)
5-Year Interest Rate Swap	106	Short	06/18/12		60,188
5-Year U.S. Treasury Note	129	Long	06/29/12		(107,151)
U.S. Treasury Long Bond	30	Short	06/20/12		143,597

				Total	$(621,042)

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund
10-Year Interest Rate Swap	28	Short	06/18/12		$28,368
10-Year U.S. Treasury Note	5	Long	06/20/12		(9,309)
2-Year U.S. Treasury Note	5	Short	06/29/12		769
3-Month Eurodollar	33	Short	06/18/12 to 12/16/13		(297,583)
5-Year Interest Rate Swap	21	Short	06/18/12		11,924
5-Year U.S. Treasury Note	47	Long	06/29/12		(39,040)
U.S. Treasury Long Bond	3	Long	06/20/12		(14,398)

				Total	$(319,269)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.	GMNA:	Government National Mortgage Association
AMBAC:	American Municipal Bond Assurance Corp.	GMTN:	Global Medium Term Notes
BHAC:	Berkshire Hathaway Assurance Corp.	GSR:	Goldman Sachs REMIC
FHLB:	Federal Home Loan Bank	MTN:	Medium Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.	REIT:	Real Estate Investment Trust
FNMA:	Federal National Mortgage Association	REMICS:	Real Estate Mortgage Investment Conduits
GDIF:	Global Debt Insurance Facility	TBA:	To Be Announced

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):
AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
EUR:	Euro	SGD:	Singapore Dollar
GBP:	British Pound

6

Notes to Schedules of Portfolio Investments (continued)

Security Ratings (unaudited)

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Below BB	Not Rated
Managers High Yield Fund	0.00%	0.00%	0.00%	2.80%	29.40%	66.60%	1.20%
Managers Fixed Income Fund	12.80%	0.90%	23.30%	46.40%	11.10%	5.10%	0.40%
Managers Short Duration Government Fund	99.70%	0.00%	0.00%	0.10%	0.00%	0.20%	0.00%
Managers Intermediate Duration Government Fund	97.80%	0.10%	0.90%	0.00%	0.10%	1.10%	0.00%

7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 24, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 24, 2012